CAPITAL LEASE OBLIGATIONS - Future Minimum Lease Payments under Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Year ending December 31, 2015	$ 25,289
Year ending December 31, 2016	33,478
Year ending December 31, 2017	36,481
Year ending December 31, 2018	39,916
Year ending December 31, 2019	43,620
Over 2019	755,174
Total minimum lease payments	933,958
Less: amounts representing interest	(632,419)
Present value of minimum lease payments	301,539
Capital Lease Obligations, Current and Noncurrent
Current portion	(23,512)	$ (27,265)
Non-current portion	278,027	$ 253,029
Present value of minimum lease payments	$ 301,539